Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Cash	$ 126,616	$ 4,022	$ 206,108
Accounts receivable	153,068	24,933	7,100
Inventories	309,182	295,023
Prepaid expenses	77,717	77,717	40,500
TOTAL CURRENT ASSETS	666,583	401,695	253,708
Property and equipment, net of accumulated depreciation of $244,085, $202,303 and $44,495, respectively	446,691	487,942	559,754
Deposits	7,500	7,500	7,500
TOTAL ASSETS	1,120,774	897,137	820,962
Accounts payable	1,014,597	1,021,312	511,243
Accounts payable - related parties	49,140	41,705
Accrued liabilities	640,866	512,730	42,983
Deferred rent	64,240	61,098	47,197
Deferred revenues	232,386	102,428
Short term debt - related parties	49,140	41,705
Short term debt - third parties	589,750	499,750	250,000
Current maturities of note payable	468,604	351,453	117,151
TOTAL CURRENT LIABILITIES	3,363,583	2,843,476	968,574
Note payable, non-current	931,396	1,048,547	1,282,849
TOTAL LIABILITIES	4,294,979	3,892,023	2,251,423
Series A Convertible Preferred stock; $0 par value; 500,000 shares authorized; 83,053, 83,053 and 0 shares issued and outstanding, respectively	740,000	740,000
Seed 1 Convertible Preferred stock; $0 par value; 35,000 shares authorized; 35,000, 35,000 and 35,000 shares issued and outstanding, respectively	35,000	35,000	35,000
Seed 2 Convertible Preferred stock; $0 par value; 500,000 shares authorized; 463,908, 463,908 and 463,908 shares issued and outstanding, respectively	1,521,353	1,521,353	1,521,353
Common stock; $0 par value; 9,000,000 shares authorized; 955,000, 955,000 and 955,000 shares issued and outstanding, respectively	955,000	955,000	955,000
Additional paid in capital	381,645	341,748	182,155
Accumulated deficit	(5,855,335)	(5,636,119)	(3,172,101)
TOTAL STOCKHOLDERS' DEFICIT	(3,174,205)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,120,774	$ 897,137	$ 820,962